FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
	December 31,
	2023			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$315,784	$-	$315,784	$455,712	$-	$455,712
Corporate debentures and commercial paper	-	1,001	1,001	-	-	-
Government debentures	-	1,194	1,194	-	-	-

Marketable securities:
Corporate debentures and commercial paper	-	319,844	319,844	-	57,400	57,400
Government debentures	-	287,720	287,720	-	301	301

Total money market funds and marketable securities measured at fair value	$315,784	$609,759	$925,543	$455,712	$57,701	$513,413